Financial instruments risks - Summary of Net Credit Risk Exposure Explanatory (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Maximum exposure to credit risk	$ 28,583,333,619	$ 20,193,284,959
Collateral held or other credit enhancements	(5,453,665,758)	(3,743,925,586)
Total net credit risk exposure	$ 23,129,667,861	$ 16,449,359,373